Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Depreciable Assets	Depreciation is calculated by the straight-line method over the estimated useful lives of depreciable assets at the following rate:
Equipment	5 to 10 years
Leasehold improvement	Over the lease term

Schedule of Revenue

An analysis of their revenue is set out below:

	Years ended December 31,
	2025	2024	2023

Sale of caviar products	$1,629,706	$4,747,580	$12,483,195
Sale of wine	6,000,000	-	4,460,092
Sale of health supplement	1,500,000	-	-

Total	$9,129,706	$4,747,580	$16,943,287

Schedule of Currency Exchange Rates

The following table outlines the currency exchange rates that were used in preparing the accompanying consolidated financial statements:

	December 31,
	2025	2024	2023

USD to HK$ Year End	7.8	7.8	7.8
USD to HK$ Average Rate	7.8	7.8	7.8